Note 7 - Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
7.      Income taxes

Income tax (recovery) expense varies from the amounts that would be computed by applying the combined Canadian federal and provincial income tax rate of 17.7% (year ended December 31, 2012 – 17.5%; December 31, 2011 – 26.5%) to the loss before income taxes as shown in the following tables:

	Year ended December 31
	2013	2012	2011

Computed taxes (recoveries) at Canadian federal and provincial tax rates	$(2,380,267)	$7,486,268	$(2,589,310)
Differences due to change in enacted tax rates	(5,723)	780,963	700,342
Difference due to change in tax rate on opening deferred taxes	-	2,636,377	3,369,825
Permanent and other differences	1,820,842	2,202,291	141,587
Change in valuation allowance	565,147	(2,515,765)	(1,622,445)
Utilization of investment tax credits	-	(10,590,133)	-
Income tax (recovery) expense	$-	$-	$-

As at December 31, 2013, the Company has investment tax credits available to reduce Canadian federal income taxes of $6,859,352 (December 31, 2012 - $5,891,094) and provincial income taxes of $2,431,691 (December 31, 2012 - $1,914,623) and expiring between 2014 and 2033.

At December 31, 2013, the Company has scientific research and experimental development expenditures of $49,906,852 (December 31, 2012 - $48,357,146) available for indefinite carry-forward and $24,526,593 (December 31, 2012 - $21,457,451) of net operating losses due to expire between 2028 and 2033 and which can be used to offset future taxable income in Canada.

On November 23, 2011, the Company was registered as a corporation under the Business Activity Act in the province of British Columbia. Under this program, provincial corporation tax charged on foreign income earned from the Company’s patents will be eligible for a 75% tax refund up to a maximum of C$8,000,000. Significant components of the Company’s deferred tax assets are shown below:

	Year ended December 31
	2013	2012

Deferred tax assets:
Non-capital loss carryforwards	$4,354,066	$4,561,144
Research and development deductions	8,858,564	8,583,554
Book amortization in excess of tax	2,170,922	1,934,818
Share issue costs	(136,329)	(26,133)
Revenue recognized for tax purposes in excess of revenue recognized for accounting purposes	667,542	-
Tax value in excess of accounting value in lease inducements	(2,821)	8,041
Accounting value in excess of tax value in intangible assets	-	372,892
Provincial investment tax credits	392,063	304,545
Total deferred tax assets	16,304,008	15,738,861
Valuation allowance	(16,304,008)	(15,738,861)
Net deferred tax assets	$-	$-